Cash due from banks (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Schedule of cash due from banks

	December 31, 2018			December 31, 2017
	Bermuda	Non-Bermuda	Total	Bermuda	Non-Bermuda	Total
Non-interest bearing
Cash and demand deposits with banks	21,677	102,505	124,182	24,189	65,192	89,381

Interest bearing¹
Demand deposits with banks	335,841	151,747	487,588	215,363	124,893	340,256
Cash equivalents	364,714	1,077,399	1,442,113	330,247	775,254	1,105,501
Sub-total - Interest bearing	700,555	1,229,146	1,929,701	545,610	900,147	1,445,757

Total cash due from banks	722,232	1,331,651	2,053,883	569,799	965,339	1,535,138
¹ Interest bearing cash due from banks includes certain demand deposits with banks as at December 31, 2018 in the amount of $204.2 million (December 31, 2017: $203.3 million) that are earning interest at a negligible rate.